SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details) - Leases Office Server Rooms Dormitory Leases [Member]	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
2023	$ 31,102
2024	20,734
Total lease payments	51,836
Less: Imputed interest	(2,094)
Present value of lease liabilities	$ 49,742